SEGMENTAL INFORMATION (Tables)	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
Segment reporting information

(in thousands of $)	2016					2015				2014
	Vessel operations	LNG trading	FLNG	Power	Total	Vessel operations	LNG trading	FLNG	Total	Vessel operations	LNG trading	FLNG	Total
Time and voyage charter revenues	52,302	—	—	—	52,302	90,127	—	—	90,127	95,399	—	—	95,399
Time charter revenues - collaborative arrangement	13,730	—	—	—	13,730	—	—	—	—	—	—	—	—
Vessel and other management fees	14,225	—	—	—	14,225	12,547	—	—	12,547	10,756	—	—	10,756
Vessel and voyage operating expenses	(89,586)	—	—	—	(89,586)	(125,389)	—	—	(125,389)	(76,910)	—	—	(76,910)
Voyage, charter-hire and commission expenses - collaborative arrangement	(11,140)	—	—	—	(11,140)	—	—	—	—	—	—	—	—
Administrative expenses	(42,384)	—	(3,576)	—	(45,960)	(28,657)	—	(4,869)	(33,526)	(17,468)	(64)	(1,735)	(19,267)
Impairment of long-term assets	(1,706)	—	—	—	(1,706)	(1,957)	—	—	(1,957)	(500)	—	—	(500)
Depreciation and amortization	(72,972)	—	—	—	(72,972)	(73,732)	—	—	(73,732)	(49,561)	(250)	—	(49,811)
Other operating loss	—	—	—	—	—	—	—	—	—	(6,387)	—	—	(6,387)
Other operating gains - LNG trade	—	16	—	—	16	—	—	—	—	—	1,317	—	1,317
Gain on disposals to Golar Partners (including amortization of deferred gain)	—	—	—	—	—	102,406	—	—	102,406	43,287	—	—	43,287
Impairment of vessel held-for-sale	—	—	—	—	—	(1,032)	—	—	(1,032)	—	—	—	—
Loss on disposal of vessel	—	—	—	—	—	(5,824)	—	—	(5,824)	—	—	—	—
Operating (loss) income	(137,531)	16	(3,576)	—	(141,091)	(31,511)	—	(4,869)	(36,380)	(1,384)	1,003	(1,735)	(2,116)
Total other non-operating (loss) income	(8,615)	—	—	—	(8,615)	(27)	—	—	(27)	(446)	718	—	272
Net financial expense	(59,541)	—	—	—	(59,541)	(174,619)	—	—	(174,619)	(87,600)	(252)	—	(87,852)
Income taxes	589	—	—	—	589	3,053	—	—	3,053	1,114	—	—	1,114
Equity in net earnings of affiliates	37,344	—	—	10,534	47,878	55,985	—	—	55,985	42,220	—	—	42,220
Net (loss) income	(167,754)	16	(3,576)	10,534	(160,780)	(147,119)	—	(4,869)	(151,988)	(46,096)	1,469	(1,735)	(46,362)
Non-controlling interests	(25,751)	—	—	—	(25,751)	(19,158)	—	—	(19,158)	(1,655)	—	—	(1,655)
Net (loss) income attributable to Golar LNG Ltd	(193,505)	16	(3,576)	10,534	(186,531)	(166,277)	—	(4,869)	(171,146)	(47,751)	1,469	(1,735)	(48,017)
Total assets	3,288,497	—	968,414	—	4,256,911	3,398,394	—	870,804	4,269,198	3,538,287	1,335	360,120	3,899,742
Investment in affiliates	512,046	—	10,200	126,534	648,780	541,565	—	—	541,565	746,263	—	—	746,263
Capital expenditures	33,698	—	200,820	—	234,518	565,777	—	111,572	677,349	1,202,901	—	313,645	1,516,546

Revenue by major customer
In the years ended December 31, 2016, 2015 and 2014, revenues from the following customers accounted for over 10% of our consolidated time and voyage charter revenues:

(in thousands of $)	2016		2015		2014
The Cool Pool (1)	51,075	77%	5,771	6%	—	—%
NFE Transport Partners LLC	7,975	12%	—	—%	—	—%
Nigeria LNG Ltd	—	—%	37,994	42%	—	—%
Major commodity trading company	—	—%	16,167	18%	15,761	17%
Major Japanese trading company	—	—%	—	—%	55,975	59%

(1) The 2016 Cool Pool revenue of $51.1 million includes revenue of $13.7 million that is separately disclosed in the consolidated statements of operations as from a "collaborative arrangement". The balance of $37.3 million was derived from Golar vessels operating within the Cool Pool, and is included within the caption "Time and voyage charter revenues" in the consolidated statements of operations. See note 31.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
In time and voyage charters for LNG carriers, the charterer, not us, controls the routes of our vessels. These routes can be worldwide as determined by the charterers. Accordingly, our management, including the chief operating decision maker, do not evaluate our performance either according to customer or geographical region except for our FSRU, the Golar Tundra, which is stationed offshore Ghana under the WAGL charter. The following geographical data presents the carrying value of the Golar Tundra as at December 31, 2016 and 2015:

Fixed assets (in thousands of $)	2016	2015
Ghana	270,959	—